Restructuring Charges Impairments and Exit Activities	12 Months Ended
Dec. 31, 2010
Restructuring Charges Impairments and Exit Activities [Abstract]
Restructuring Charges Impairments and Exit Activities
26.	Restructuring Charges, Impairments and Exit Activities

Restructuring charges and exit activities include employee termination costs, lease contracts executed for branch expansion and real estate acquired for branch expansion. The following table provides information regarding liabilities associated with restructuring charges and exit activities (in thousands):

	Severance Related and Benefits Liability	Contract and Lease Termination Liabilities	Independent Contractor Agreements	Surety Bond Accrual	Total
Balance at December 31, 2007	$2,056	2,000	1,421	1,826	7,303
Expenses incurred	4,409	2,525	—	(150)	6,784
Amounts paid or amortized	(6,165)	(2,359)	(824)	(532)	(9,880)

Balance at December 31, 2008	300	2,166	597	1,144	4,207
Bluegreen Balance at November 16, 2009	—	2,099	—	—	2,099
Expenses incurred	3,424	2,376	43	(269)	5,574
Amounts paid or amortized	(2,600)	(996)	(640)	(348)	(4,584)

Balance at December 31, 2009	1,124	5,645	—	527	7,296
Expenses incurred	4,834	3,705	—	—	8,539
Amounts paid or amortized	(3,039)	(2,710)	—	(37)	(5,786)

Balance at December 31, 2010	$2,919	6,640	—	490	10,049

Employee Termination Benefits

The 2010 employee termination expenses were primarily attributable to BankAtlantic Bancorp’s reduction in workforce impacting back office functions as well as its community banking and commercial lending business units. The employee termination costs associated with BankAtlantic Bancorp for the year 2010 was approximately $4.0 million, which is included in Financial Services - employee termination expenses in the Company’s Consolidated Statements of Operations. During the year ended December 31, 2009 and 2008, BankAtlantic Bancorp reduced its workforce primarily in the community banking and commercial lending business units and incurred employee termination expenses of approximately $2.0 million and $2.2 million, respectively, and such amounts are included in Financial Services - employee termination expenses in the Company’s Consolidated Statements of Operations. In 2010, 2009, and 2008, BankAtlantic Bancorp paid approximately $1.5 million, $2.2 million and $2.1 million, respectively, in employee termination benefits.

Also, for the year ended December 31, 2010, 2009 and 2008, BFC incurred approximately $863,000, $1.4 million and $2.2 million, respectively in employee termination expenses primarily associated with a reduction in workforce at Core Communities, Woodbridge and BFC’s shared service operations. Included in 2010 employee termination expenses is approximately $600,000 associated with Core’s restructuring. In 2009, Core incurred approximately $1.4 million of employee termination expenses as a result of the challenging conditions in the real estate market. In 2008, Woodbridge reduced its workforce and incurred approximately $2.2 million of employee termination costs. In 2010, 2009 and 2008, BFC and Woodbridge paid in the aggregate approximately $1.5 million, $415,000 and $4.1 million, respectively, in employee termination benefits. The 2008 employee termination benefits were primarily associated with payments made to Levitt and Sons and Woodbridge employees as a result of Levitt and Sons bankruptcy.

Contract and Lease Termination

At December 31, 2010, 2009 and 2008, BankAtlantic Bancorp contract and lease termination liability was approximately $5.9 million, $3.7 million and $1.5 million, respectively. During the years ended December 31, 2010, 2009 and 2008, BankAtlantic Bancorp incurred expenses of approximately $3.6 million, $2.2 million and $199,000 in lease termination, net. Beginning in December 2007, BankAtlantic decided to sell certain properties that it had acquired for its future store expansion program and to terminate or sublease certain back-office operating leases.

During 2010, in connection with its restructuring obligations, Bluegreen made cash payments of $1.0 million related to lease terminations. As of December 31, 2010, Bluegreen’s remaining restructuring liability related entirely to lease termination obligations and was $0.7 million.

As of December 31, 2009 and 2008, Woodbridge’s contract and lease termination liabilities were $244,000 and $704,000, respectively. Woodbridge had no such liabilities as of December 31, 2010. Included in these amounts were Woodbridge’s facilities accrual associated with property and equipment leases that Woodbridge entered into that were no longer providing a benefit, as well as termination fees related to contractual obligations that Woodbridge cancelled.

In June 2008, BankAtlantic sold five branches in Central Florida to an unrelated financial institution. The following table summarizes the assets sold, liabilities transferred and cash outflows associated with the branches sold (in thousands):

Amount
Assets sold:
Loans	$6,470
Property and equipment	13,373

Total assets sold	19,843

Liabilities transferred:
Deposits	(24,477)
Other liabilities	(346)

Total liabilities transferred	(24,823)

Net liabilities transferred	(4,980)
Deposit premium	654
Purchase transaction costs	(165)

Net cash outflows from sales of stores	$(4,491)

Included in Financial Services other expenses during the year ended December 31, 2008 was a $0.3 million loss associated with the sale of five Central Florida stores.